Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	R$ (688,956)	R$ (971,588)
Impairment / Reversal	(27,755)	282,632
Transfer		0
Reclassification of Property, Plant and Equipment in Profit or Loss	701,832
Recoverable amount at ending	(14,879)	(688,956)
In Service [Member] | H P P [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	(498,906)	(632,559)
Impairment / Reversal	0	133,653
Transfer		0
Reclassification of Property, Plant and Equipment in Profit or Loss	498,906
Recoverable amount at ending	0	(498,906)
In Service [Member] | U E G Araucaria [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	0	(108,132)
Impairment / Reversal	0	108,132
Transfer		0
Reclassification of Property, Plant and Equipment in Profit or Loss	0
Recoverable amount at ending	0	0
In Service [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	(175,171)	(44,514)
Impairment / Reversal	(27,755)	40,847
Transfer		(171,504)
Reclassification of Property, Plant and Equipment in Profit or Loss	202,926
Recoverable amount at ending	0	(175,171)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	(674,077)	(785,205)
Impairment / Reversal	(27,755)	282,632
Transfer		(171,504)
Reclassification of Property, Plant and Equipment in Profit or Loss	701,832
Recoverable amount at ending	0	(674,077)
In Progress [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	0	(171,504)
Impairment / Reversal	0	0
Transfer		171,504
Reclassification of Property, Plant and Equipment in Profit or Loss	0
Recoverable amount at ending	0	0
In Progress [Member] | Consorcio Tapajos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	(14,879)	(14,879)
Impairment / Reversal	0	0
Transfer		0
Reclassification of Property, Plant and Equipment in Profit or Loss	0
Recoverable amount at ending	(14,879)	(14,879)
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount at beginning	(14,879)	(186,383)
Impairment / Reversal	0	0
Transfer		171,504
Reclassification of Property, Plant and Equipment in Profit or Loss	0
Recoverable amount at ending	R$ (14,879)	R$ (14,879)